Rafferty Asset Management, LLC

1301 Avenue of the Americas (6th Avenue)

35th Floor

New York, NY 10019

April 1, 2016

VIA EDGAR

United States Securities and Exchange Commission

Division of Investment Management

100 F. Street, N.E.

Washington, D.C. 20549-1004

Re:	Direxion Shares ETF Trust (the “Trust”)

File Nos.: 333-150525 and 811-22201

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Act”), the Trust hereby certifies that the forms of the Prospectus and Statement of Additional Information for the Funds listed on Appendix A, that would have been filed under Rule 497(b) or (c) under the Act would not have differed from the documents each dated March 29, 2016, filed electronically as Post-Effective Amendment No. 160 to the Trust’s Registration Statement on Form N-1A on March 29, 2016.

If you have any questions concerning the foregoing, please contact Angela Brickl of Rafferty Asset Management, LLC at (646) 572-3463 or Stacy Fuller of K&L Gates LLP at (202) 778-9100.

Sincerely,

/s/ Angela Brickl

Angela Brickl

Chief Compliance Officer

Rafferty Asset Management, LLC

Appendix A

Direxion Daily Frontier 100 Bear 1X Shares
Direxion Daily Consumer Staples Bear 1X Shares
Direxion Daily Consumer Discretionary Bear 1X Shares
Direxion Daily Energy Bear 1X Shares
Direxion Daily Financial Bear 1X Shares
Direxion Daily Industrials Bear 1X Shares
Direxion Daily Materials Bear 1X Shares
Direxion Daily Technology Bear 1X Shares
Direxion Daily Utilities Bear 1X Shares